Income Taxes - Paragraphs (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Valuation allowance recorded			$ 480			$ 4,773,438
P3 Health Partners Inc.
Income Tax [Line Items]
Valuation allowance recorded							$ 9,600,000
Deferred tax		$ 0	$ 0				0	$ 0
Net operating loss carryforwards		31,400,000					$ 31,400,000
Maximum percentage of utilization of net operating loss carryforwards of taxable income							80.00%
Tax benefit		0		$ 0	$ 0	$ 0		$ 0	$ 0
P3 Health Partners Inc. | Tax Receivable Agreement with Selling Equity Holders of P3 LLC
Income Tax [Line Items]
Percentage of payment of tax savings realized				85.00%			85.00%
Retained percentage of cash savings				15.00%			15.00%
P3 Health Partners Inc. | Network
Income Tax [Line Items]
Deferred tax		0					$ 0
P3 Health Partners Inc. | P3 Llc
Income Tax [Line Items]
TRA liability		0					0
Tax benefit							0
P3 Health Partners Inc. | P3 Llc | Tax Receivable Agreement with Selling Equity Holders of P3 LLC
Income Tax [Line Items]
Estimated potential future tax benefits	$ 5,400,000
TRA liability	$ 4,600,000	0		$ 0			0
Tax benefit							0
P3 Health Partners Inc. | Medcore HP
Income Tax [Line Items]
Deferred tax		$ 0					$ 0